Contingent consideration narative (Details) - Mponeng operations and related assets - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021	Oct. 01, 2020
Disclosure of contingent consideration liabilities [line items]
Post-tax real discount rate	10.20%	10.30%	10.60%
Contingent consideration for below infrastructure production	R 0	R 0	R 0